SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA	12 Months Ended
Dec. 31, 2022
SELECTED STATEMENTS OF INCOME DATA [Abstract]
SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA

NOTE 16:-SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA

Financial income, net:

	Year ended December 31,
	2022	2021	2020
Financial income, net:

Interest on bank deposits and other	$5,137	$4,131	$5,916
Amortization of premiums, accretion of discounts and interest on debt marketable securities, net	1,754	1,855	3,700
Gain on sale of marketable securities	68	438	639
Bank charges	(207)	(200)	(189)
Foreign currency differences, net	1,300	(1,817)	(2,270)

	$8,052	$4,407	$7,796